SIGNIFICANT CONTRACTS (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 11, 2026	May 21, 2026	Apr. 30, 2026	Dec. 24, 2025	Feb. 28, 2025	Feb. 19, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	May 06, 2026
Other commitments description			On May 21, 2026, the Company entered into an Addendum to the Strategic Consulting Agreement (this “Addendum”). As of June 30, 2026, the Company will owe the Consultant $2,041,667 in accrued and unpaid fees for services rendered under the Agreement for the period from February 19, 2025, through June 30, 2026. The Company desires to pay this outstanding balance by the issuance 4,581,838 shares of the Company’s Class A common stock, par value $0.0001. The Company desires to make an additional issuance to Consultant in an amount of 3,564,241 shares of Common Stock in consideration for the services provided and to be provided by Consultant, provided (a) Consultant has not terminated the Agreement prior to January 1, 2027, and (b) the Company has not terminated the Agreement for Cause (as defined in the Agreement) prior to January 1, 2027. On May 5, 2026, the Board of Directors of the Company approved the issuance of shares of Common Stock in lieu of a cash payment of the outstanding amount.
Consulting fee	$ 2,041,667						$ 1,500,000	$ 3,544,729	$ 11,277,307	$ 6,178,735	$ 11,853,942	$ 15,559,033
Common stock, par value	$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, Shares issued	394,530,494							394,530,494		394,530,494		206,473,533	140,227,818
Stock new issued						10,000,000
Consulting Agreement [Member]
Fees payment					$ 400,000
Payments of installments					$ 25,000
Common Class A [Member]
Shares, Issued	4,581,838							4,581,838		4,581,838
Common stock, par value	$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, Shares issued			8,146,434
Common Class A [Member] | Consulting Agreement [Member]
Stock new issued		81,667		930,686
Common Class A [Member] | Consultant [Member]
Shares issued for services										3,564,241
Focus Impact Partners [Member]
Other commitments description							Under the terms of the Consulting Agreement, Focus Impact Partners, LLC (the “Consultant”) will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025, through and including June 30, 2025).